Assets and liabilities held for sale - Summary of Assets and Liabilities Held for Sale and Distribution (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Assets and liabilities classified as held for sale [Line Items]
Property plant and equipment	€ 110,201	€ 111,474		€ 244,127
Right-of-use assets	378,526	370,470		351,646		€ 459,341
Other non-current financial assets	35,293	35,372		49,263
Deferred tax assets	119,178	108,210		71,901
Inventories	390,986	338,475		321,471
Trade receivables	168,637	160,360		138,829
Tax receivables	18,956	14,966		15,611
Other financial assets	324,495	340,380		350,163
Other current assets	81,239	68,773		66,718
Cash and cash equivalents	346,883	459,791	€ 285,937	317,291		210,626	€ 218,331
Total assets	2,472,179	2,457,724		2,415,054
Employee benefits	47,418	42,263		29,347
Deferred tax liabilities	58,776	53,844		70,728
Lease liabilities	445,487	438,052		407,687		€ 508,153
Derivative financial instruments	21,483	14,138		13,192
Other current liabilities	145,538	124,356		76,637
Current provisions for risks and charges	24,221	14,093		8,325	€ 10,596
Tax liabilities	36,501	28,773		33,362
Trade payables and customer advances	€ 228,626	€ 223,037		188,342
Assets and liabilities classified as held for sale [member]
Disclosure of Assets and liabilities classified as held for sale [Line Items]
Intangibles assets				656
Property plant and equipment				1,801
Right-of-use assets				83
Other non-current financial assets				0
Deferred tax assets				1,393
Inventories				7,079
Trade receivables				3,081
Tax receivables				455
Other financial assets				345
Other current assets				1,752
Cash and cash equivalents				580
Total assets				17,225
Employee benefits				1,130
Deferred tax liabilities				0
Lease liabilities				83
Derivative financial instruments				0
Other current liabilities				9,385
Current provisions for risks and charges				1,505
Tax liabilities				1,181
Trade payables and customer advances				3,441
Total liabilities				16,725
Assets and liabilities held for sale				€ 500